PIMCO Emerging Markets Corporate Bond Fund Expense Example - PIMCO Emerging Markets Corporate Bond Fund - Institutional	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,259